Leases (Details 1) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	R$ 360,647
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	60,435
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	54,047
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	47,831
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	43,654
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	37,007
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	117,673
Present Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	240,387
LT Amazonas [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	279,107
LT Amazonas [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	32,581
LT Amazonas [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	32,249
LT Amazonas [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	32,249
LT Amazonas [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	32,249
LT Amazonas [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	32,249
LT Amazonas [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	117,530
LT Amazonas [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	174,014
Sub Leases [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	81,540
Sub Leases [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	27,854
Sub Leases [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	21,798
Sub Leases [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	15,582
Sub Leases [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	11,405
Sub Leases [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	4,758
Sub Leases [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	143
Sub Leases [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	R$ 66,373